Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2025 Pay Versus Performance Table
	Summary Compensation Table Total ($)(1)		Compensation Actually Paid ($)(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(3)	Net Income ($M)(4)
Fiscal Year	PEO (Jacobs)	PEO (Meller)	To PEO (Jacobs)	To PEO (Meller)
2025	750,000	—	53,622,270	—	3,554,850	8,602,943	102.83	(279.39)
2024	189,367,735	4,036,928	251,228,687	4,036,928	14,102,512	18,165,309	84.76	27.97
2023	—	1,163,706	—	1,163,706	297,965	303,565	607.68	(1.07)

(1)
Brad Jacobs has been the principal executive officer (“PEO”) since June 6, 2024, following the closing of the Equity Investment. Mark Meller was PEO for 2023 and, for 2024, until Mr. Jacobs’ appointment. For 2025, Messrs. Essaid, Liborski, and Signorello were the only non-PEO Named Executive Officers (“non-PEO NEOs”). For 2024, Mr. Essaid, Mr. Signorello and Sean Smith were the non-PEO NEOs. For 2023, Joseph Macaluso was the only non-PEO NEO.

(2)
The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO or NEO during the applicable year. In particular, our PEO’s “compensation actually paid” is attributable to QXO’s strong stock price performance during 2025, and does not reflect any additional equity grants in 2025. Due to this stock price performance, the fair value of the PEO’s outstanding equity awards increased from the beginning to the end of the year, which drives the increase in “compensation actually paid” compared to the total compensation reported in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for 2025 reported in the Summary Compensation Table above to determine the “compensation actually paid”:

Year	Position	Reported Summary Compensation Table Total ($)	[Less] Reported Value of Equity Awards ($)(a)	[Plus/Minus] Equity Award Adjustments ($)(b)	[Less] Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	[Plus/Minus] Pension Benefit Adjustments ($)(d)	[Equals] Compensation Actually Paid ($)
2025	PEO (Jacobs)	750,000	—	52,872,270	—	—	53,622,270
2025	Non-PEO NEOs	3,554,850	(2,860,688)	7,908,782	—	—	8,602,943

(a)
The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year, generally representing the grant date fair value of equity awards granted in the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value during the current year of any equity awards granted in a prior year that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies and assumptions used to estimate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are set forth in the following table:

Year	Position	[Plus] Fair Value at Year- End of Outstanding and Unvested Option Awards Granted in Year ($)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years ($)	[Plus] Fair Value at Vesting of Option Awards Granted in Year that Vested During Year ($)	[Plus] Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Years for Which Vesting Conditions Were Satisfied During Year ($)	[Less] Fair Value as of Prior Year-End of Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During Year ($)	[Plus] Value of Dividends other Earnings or Paid on Option Awards Not Otherwise Reflected in Value of Total Compensation ($)	Total Equity Award Adjustments ($)
2025	PEO (Jacobs)	—	51,204,165	—	1,668,105	—	—	52,872,270
2025	Non-PEO NEOs	4,368,912	3,392,979	—	146,891	—	—	7,908,782
(c)
There were no changes in the actuarial present value of pension benefits for the years in the table.

(d)
There were no pension benefits adjustments for the years in the table.

(3)
Cumulative TSR is calculated based on the value of an initial fixed investment of $100 in our common stock as of December 31, 2022.

(4)
The dollar amounts reported represent the amount of net income (or loss) reflected in the audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Brad Jacobs has been the principal executive officer (“PEO”) since June 6, 2024, following the closing of the Equity Investment. Mark Meller was PEO for 2023 and, for 2024, until Mr. Jacobs’ appointment. For 2025, Messrs. Essaid, Liborski, and Signorello were the only non-PEO Named Executive Officers (“non-PEO NEOs”). For 2024, Mr. Essaid, Mr. Signorello and Sean Smith were the non-PEO NEOs. For 2023, Joseph Macaluso was the only non-PEO NEO.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO or NEO during the applicable year. In particular, our PEO’s “compensation actually paid” is attributable to QXO’s strong stock price performance during 2025, and does not reflect any additional equity grants in 2025. Due to this stock price performance, the fair value of the PEO’s outstanding equity awards increased from the beginning to the end of the year, which drives the increase in “compensation actually paid” compared to the total compensation reported in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for 2025 reported in the Summary Compensation Table above to determine the “compensation actually paid”:

Year	Position	Reported Summary Compensation Table Total ($)	[Less] Reported Value of Equity Awards ($)(a)	[Plus/Minus] Equity Award Adjustments ($)(b)	[Less] Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	[Plus/Minus] Pension Benefit Adjustments ($)(d)	[Equals] Compensation Actually Paid ($)
2025	PEO (Jacobs)	750,000	—	52,872,270	—	—	53,622,270
2025	Non-PEO NEOs	3,554,850	(2,860,688)	7,908,782	—	—	8,602,943

(a)
The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year, generally representing the grant date fair value of equity awards granted in the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value during the current year of any equity awards granted in a prior year that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies and assumptions used to estimate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are set forth in the following table:

Year	Position	[Plus] Fair Value at Year- End of Outstanding and Unvested Option Awards Granted in Year ($)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years ($)	[Plus] Fair Value at Vesting of Option Awards Granted in Year that Vested During Year ($)	[Plus] Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Years for Which Vesting Conditions Were Satisfied During Year ($)	[Less] Fair Value as of Prior Year-End of Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During Year ($)	[Plus] Value of Dividends other Earnings or Paid on Option Awards Not Otherwise Reflected in Value of Total Compensation ($)	Total Equity Award Adjustments ($)
2025	PEO (Jacobs)	—	51,204,165	—	1,668,105	—	—	52,872,270
2025	Non-PEO NEOs	4,368,912	3,392,979	—	146,891	—	—	7,908,782
(c)
There were no changes in the actuarial present value of pension benefits for the years in the table.

(d)
There were no pension benefits adjustments for the years in the table.

Non-PEO NEO Average Total Compensation Amount	$ 3,554,850	$ 14,102,512	$ 297,965
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,602,943	18,165,309	303,565
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO or NEO during the applicable year. In particular, our PEO’s “compensation actually paid” is attributable to QXO’s strong stock price performance during 2025, and does not reflect any additional equity grants in 2025. Due to this stock price performance, the fair value of the PEO’s outstanding equity awards increased from the beginning to the end of the year, which drives the increase in “compensation actually paid” compared to the total compensation reported in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for 2025 reported in the Summary Compensation Table above to determine the “compensation actually paid”:

Year	Position	Reported Summary Compensation Table Total ($)	[Less] Reported Value of Equity Awards ($)(a)	[Plus/Minus] Equity Award Adjustments ($)(b)	[Less] Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	[Plus/Minus] Pension Benefit Adjustments ($)(d)	[Equals] Compensation Actually Paid ($)
2025	PEO (Jacobs)	750,000	—	52,872,270	—	—	53,622,270
2025	Non-PEO NEOs	3,554,850	(2,860,688)	7,908,782	—	—	8,602,943

(a)
The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns (as applicable) in the Summary Compensation Table for the applicable year, generally representing the grant date fair value of equity awards granted in the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value during the current year of any equity awards granted in a prior year that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies and assumptions used to estimate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are set forth in the following table:

Year	Position	[Plus] Fair Value at Year- End of Outstanding and Unvested Option Awards Granted in Year ($)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years ($)	[Plus] Fair Value at Vesting of Option Awards Granted in Year that Vested During Year ($)	[Plus] Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Years for Which Vesting Conditions Were Satisfied During Year ($)	[Less] Fair Value as of Prior Year-End of Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During Year ($)	[Plus] Value of Dividends other Earnings or Paid on Option Awards Not Otherwise Reflected in Value of Total Compensation ($)	Total Equity Award Adjustments ($)
2025	PEO (Jacobs)	—	51,204,165	—	1,668,105	—	—	52,872,270
2025	Non-PEO NEOs	4,368,912	3,392,979	—	146,891	—	—	7,908,782
(c)
There were no changes in the actuarial present value of pension benefits for the years in the table.

(d)
There were no pension benefits adjustments for the years in the table.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Our Total Shareholder Return
Long-term equity incentives represent the majority of our NEOs’ total target compensation, and stock price performance, as measured by TSR, is the primary driver of “compensation actually paid”. We also use TSR relative to the S&P 500 Index as the key performance metric for our PSUs. During 2025, QXO’s absolute TSR was 21.32%. In addition, outstanding PSUs based on relative TSR continue to trend toward above-target payouts due to QXO’s strong TSR performance relative to the companies in the S&P 500 Index following the grants made in July 2024. TSR performance reflected for 2023 is not representative of QXO’s operating performance, as it reflects the period prior to the closing of QXO’s investment in SilverSun Technologies, Inc. As a result, “compensation actually paid” to our NEOs is more closely aligned with TSR performance over the period following the closing of the Equity Investment.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
Net income is generally a key indicator of company profitability and, for QXO, may influence changes in our stock price, which in turn affects “compensation actually paid”. However, because net income has not been used as a financial performance measure in our executive compensation program, there is no direct correlation between net income and “compensation actually paid” from 2023 to 2025.

Total Shareholder Return Amount	$ 102.83	84.76	607.68
Net Income (Loss)	$ (279,390,000)	27,970,000	(1,070,000.00)
PEO Name	Brad Jacobs
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value during the current year of any equity awards granted in a prior year that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies and assumptions used to estimate the fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are set forth in the following table:

Year	Position	[Plus] Fair Value at Year- End of Outstanding and Unvested Option Awards Granted in Year ($)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Years ($)	[Plus] Fair Value at Vesting of Option Awards Granted in Year that Vested During Year ($)	[Plus] Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Years for Which Vesting Conditions Were Satisfied During Year ($)	[Less] Fair Value as of Prior Year-End of Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During Year ($)	[Plus] Value of Dividends other Earnings or Paid on Option Awards Not Otherwise Reflected in Value of Total Compensation ($)	Total Equity Award Adjustments ($)
2025	PEO (Jacobs)	—	51,204,165	—	1,668,105	—	—	52,872,270
2025	Non-PEO NEOs	4,368,912	3,392,979	—	146,891	—	—	7,908,782

Brad Jacobs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 750,000	189,367,735
PEO Actually Paid Compensation Amount	53,622,270	251,228,687
Mark Meller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,036,928	1,163,706
PEO Actually Paid Compensation Amount		$ 4,036,928	$ 1,163,706
PEO | Brad Jacobs [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brad Jacobs [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brad Jacobs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brad Jacobs [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,872,270
PEO | Brad Jacobs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brad Jacobs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,204,165
PEO | Brad Jacobs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brad Jacobs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,668,105
PEO | Brad Jacobs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brad Jacobs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,860,688)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,908,782
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,368,912
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,392,979
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,891
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount